Related Parties Transactions	12 Months Ended
Dec. 31, 2025
Related Parties Transactions [Abstract]
RELATED PARTIES TRANSACTIONS

NOTE 13 - RELATED PARTIES TRANSACTIONS

The Company receives consulting services on recurring basis from the Company’s founder (the “Founder”) as Chief Executive Officer indirectly through an entity controlled by the Founder for total current monthly gross amount of NIS 65 thousand ($20).

The Company allocated the expenses related to the above service agreement and addendum as follows:

	Year ended December 31
	2025	2024	2023

Research and development	$57	$53	$36
Sales and marketing	57	53	36
General and administrative	114	106	74
	$228	$212	$146

The allocation of expenses was done based on the management estimation to reflect the contribution to the related activity.